Segmental reporting	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Segmental reporting

11 Segmental reporting

We realize revenue primarily through the sale of package software solutions and no-code platform and mobile applications and related service provided. The Company managed and reviewed its business through two operating and reporting segments based on the products/service offered in accordance with ASC 280.

11	Segmental reporting (continued)

The following tables present summary information by segment for the years ended December 31,2022 and 2023, respectively:

	Year Ended December 31, 2022
	Packaged software solutions	No-code platform and mobile application	Total
	SGD	SGD	SGD
Revenue	5,185,510	1,966,582	7,152,092
Cost of revenues	(2,553,654)	(392,433)	(2,946,087)

Gross profit	2,631,856	1,574,149	4,206,005
Income from operation	961,351	846,833	1,808,184
Other income	163,756	15,947	179,703
Net income	1,125,107	862,780	1,987,887

Total reportable assets	3,382,172	3,345,267	6,727,439

	Year Ended December 31, 2023
	Packaged software solutions	No-code platform and mobile application	Corporate Governance	Total
	SGD	SGD	SGD	SGD
Revenue	4,263,078	1,826,518	-	6,089,596
Cost of revenues	(2,754,393)	(462,582)	-	(3,216,975)

Gross profit	1,508,685	1,363,936	-	2,872,621
Loss from operation	(112,819)	(137,956)	(1,099,674)	(1,350,449)
Other income	18,979	23,777	-	42,756
Net loss	(93,840)	(114,179)	(1,099,674)	(1,307,693)

Total reportable assets	2,488,088	1,736,051	-	4,224,139

The Company sells to one geographical location which is Singapore.